Insurance contracts and private pension (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total [Member]
IfrsStatementLineItems [Line Items]
1 year	R$ 4,456	R$ 3,680
2 years	3,722	3,083
3 years	3,303	2,908
4 years	2,657	2,620
5 years	2,050	2,101
Over 5 years	10,684	10,759
Total	26,872	25,151
Private Pension [Member]
IfrsStatementLineItems [Line Items]
1 year	2,068	1,736
2 years	2,084	1,861
3 years	2,115	1,897
4 years	2,077	1,903
5 years	1,935	1,806
Over 5 years	10,665	10,733
Total	20,944	19,936
Insurance [Member]
IfrsStatementLineItems [Line Items]
1 year	2,388	1,944
2 years	1,638	1,222
3 years	1,188	1,011
4 years	580	717
5 years	115	295
Over 5 years	19	26
Total	R$ 5,928	R$ 5,215